Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Employees	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees
Disclosure of operating segments [line items]
Total income	£ 15,408	£ 15,778	£ 14,151
Credit impairment charges	277	(3,377)	(1,202)
Net operating income	15,685	12,401	12,949
Operating expenses	(9,885)	(9,383)	(9,718)
Litigation and conduct	(154)	(76)	(264)
Total operating expenses	(10,039)	(9,459)	(9,982)
Other net income/(expenses)	(8)	133	145
Profit before tax	5,638	3,075	3,112
Total assets (£bn)	£ 1,061,778	£ 1,059,731	£ 876,700
Number of employees (full time equivalent) | Employees	20,200	20,900	20,500
Average number of employees (full time equivalent) | Employees	20,300	20,145	21,700
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	£ 12,481	£ 12,607	£ 10,009
Credit impairment charges	461	(1,565)	(157)
Net operating income	12,942	11,042	9,852
Operating expenses	(7,169)	(7,125)	(7,267)
Litigation and conduct	(17)	(4)	(108)
Total operating expenses	(7,186)	(7,129)	(7,375)
Other net income/(expenses)	(8)	16	113
Profit before tax	5,748	3,929	2,590
Total assets (£bn)	£ 986,200	£ 990,900	£ 799,600
Number of employees (full time equivalent) | Employees	7,800	7,800	8,100
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	£ 3,337	£ 3,490	£ 4,462
Credit impairment charges	(185)	(1,720)	(1,016)
Net operating income	3,152	1,770	3,446
Operating expenses	(2,316)	(2,132)	(2,359)
Litigation and conduct	(108)	(44)	(7)
Total operating expenses	(2,424)	(2,176)	(2,366)
Other net income/(expenses)	1	114	40
Profit before tax	729	(292)	1,120
Total assets (£bn)	£ 64,400	£ 57,800	£ 65,700
Number of employees (full time equivalent) | Employees	2,600	3,000	3,100
Head Office
Disclosure of operating segments [line items]
Total income	£ (410)	£ (319)	£ (320)
Credit impairment charges	1	(92)	(29)
Net operating income	(409)	(411)	(349)
Operating expenses	(400)	(126)	(92)
Litigation and conduct	(29)	(28)	(149)
Total operating expenses	(429)	(154)	(241)
Other net income/(expenses)	(1)	3	(8)
Profit before tax	(839)	(562)	(598)
Total assets (£bn)	£ 11,200	£ 11,000	£ 11,400
Number of employees (full time equivalent) | Employees	9,800	10,100	9,300